Related party transactions (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Stock Repurchased During Period, Shares	1,435,654	366,347
Stock Repurchased During Period, Value	$ 11,262,750	$ 2,993,931
GA Holdings LLC [Member]
Related Party Transaction [Line Items]
Stock Repurchased During Period, Shares	1,435,654
Stock Repurchased During Period, Value	$ 11,100,000